Lease Liabilities	9 Months Ended
Sep. 30, 2023
Lease liabilities [abstract]
Lease Liabilities

14. LEASE LIABILITIES

Total
As at December 31, 2022	2,836
Acquisitions (Note 3) (1)	33
Additions	45
Interest Expense (Note 4)	121
Lease Payments	(337)
Modifications	34
Re-measurements	(6)
Divestitures (Note 3) (1)	(11)
Terminations	(8)
Exchange Rate Movements and Other	26
As at September 30, 2023	2,733
Less: Current Portion	315
Long-Term Portion	2,418
(1)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s lease liabilities was $11 million.